Fair Value Measurements (Assets and Liabilities Remeasured At Fair Value on a Nonrecurring Basis) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Nonrecurring changes in fair value, Amounts included in earnings	¥ (22,656)	¥ (49,242)
Fair Value, Measurements, Nonrecurring | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Remeasurement of retained investment in SRE	15,911
Long-lived assets, Estimated fair value	0
Fair Value, Measurements, Nonrecurring | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-lived assets, Estimated fair value	0
Fair Value, Measurements, Nonrecurring | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-lived assets, Estimated fair value	8,155	4,389
Goodwill, Estimated fair value		0
Long-lived assets impairments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Nonrecurring changes in fair value, Amounts included in earnings	(36,003)	(44,135)
Goodwill impairments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Nonrecurring changes in fair value, Amounts included in earnings		¥ (5,107)
Remeasurement Of Retained Investment in SRE [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Nonrecurring changes in fair value, Amounts included in earnings	¥ 13,347